Share Capital (Tables)	6 Months Ended
Dec. 31, 2025
Share Capital [Abstract]
Schedule of Share Capital

The Company has authorised share capital of 500,000,000 shares with a par value of $0.001 per share.

	31 December 2025 No of shares	31 December 2025 $ (Unaudited)
Opening balance comprising issued capital and share premium	104,790,304	197,732,356
Issue of shares suppliers	100,000	654,805
Issue of shares PIPE	8,030,303	50,005,000
Issue of shares vesting of RSU’s	2,220,000	4,556,800
Issue of shares acquisition of copper (note 6)	2,000,000	15,800,000
Issue of shares exercise of warrants	3,327,709	64,722,855
Issue of shares exercise of warrants (cashless)	873,942	22,196,802
Capital raising costs	-	(3,000,000)
Total share capital comprising issued capital and shares premium	121,342,258	352,668,618

	30 June 2025 No of shares	30 June 2025 $ (Audited)
Opening balance comprising issued capital and share premium	80,994,098	51,508,320
Issue of shares Tanbreez acquisition	8,395,523	90,000,000
Issue of shares suppliers	950,365	1,997,000
Issue of shares PIPE	4,910,000	24,550,000
Issue of shares Directors	560,310	1,297,099
Issue of shares vesting of RSU’s	2,380,008	24,438,104
Issue of shares Tanbreez make good provision	5,000,000	6,850,000
Issue of shares upon conversion of warrants	1,600,000	2,000,000
Issue of warrants PIPE (Investors)	-	(3,104,593)
Issue of warrants PIPE (Brokers)	-	(160,574)
Capital raising costs – cash	-	(1,643,000)
Total share capital comprising issued capital and shares premium	104,790,304	197,732,356